Insurance Contracts - Summary of Movements in Insurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [Line Items]
Beginning balance	€ 119,569
Beginning balance	11,208
Ending balance	19,202	€ 11,208
Ending balance	110,818	119,569
Life insurance general account [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	105,763	109,884
Beginning balance	9,714	9,677
Acquisitions		7
Disposals		99
Unwind of discount / interest credited	533	783
Portfolio transfers and acquisitions	139	97
Gross premium and deposits - existing and new business	6,498	6,356
Unwind of discount / interest credited	4,200	4,050
Changes in valuation of expected future benefits	823	38
Insurance liabilities released	9,247	10,033
Changes in valuation of expected future benefits	(1,145)	820
Loss recognized as a result of liability adequacy testing	843
Shadow accounting adjustments	(92)	(2,053)
Net exchange differences	(8,598)	812
Net exchange differences	(1,698)	183
Transfer (to) / from insurance contracts	23
Transfer (to) / from insurance contracts for account of policyholders	135	1
Ending balance	17,419	9,714
Transfers to disposal groups	(239)	(8,190)
Other	(43)	5
Ending balance	98,422	105,763
Insurance contracts for general account [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	4,739	4,542
Gross premium and deposits - existing and new business	1,625	1,700
Unwind of discount / interest credited	175	179
Insurance liabilities released	(2,005)	(1,904)
Change in unearned premiums	1	4
Changes in valuation of expected future benefits	(57)	59
Shadow accounting adjustments	(1)
Loss recognized as a result of liability adequacy	(1)	9
Net exchange differences	(558)	138
Other	(4)	13
Ending balance	3,913	4,739
Non-life insurance [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	9,066	8,616
Beginning balance	1,481	1,503
Disposals		(334)
Unwind of discount / interest credited	89	89
Portfolio transfers and acquisitions	5
Gross premium and deposits - existing and new business	1,893	2,140
Unwind of discount / interest credited	444	426
Changes in valuation of expected future benefits	28	(57)
Insurance liabilities released	(1,065)	(1,186)
Changes in valuation of expected future benefits	173	44
Change in unearned premiums	(1,017)	(1,093)
Change in unexpired risks	3	2
Incurred related to current year	750	684
Incurred related to prior years	231	354
Release for claims settled current year	(287)	(253)
Release for claims settled prior years	(717)	(843)
Shadow accounting adjustments	76	289
Change in IBNR	(79)	(15)
Net exchange differences	(986)	242
Net exchange differences	(180)	41
Ending balance	1,327	1,481
Other	(5)	(5)
Ending balance	8,484	9,066
Insurance Contracts for Account of Policyholders [Member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	120,929	112,679
Portfolio transfers and acquisitions	(259)	(353)
Gross premium and deposits - existing and new business	12,144	12,931
Unwind of discount / interest credited	13,349	7,085
Insurance liabilities released	(10,882)	(8,206)
Fund charges released	(1,746)	(1,725)
Changes in valuation of expected future benefits	100	268
Net exchange differences	(10,289)	55
Transfer (to) / from insurance contracts	(135)	(1)
Transfer (to) / from insurance contracts for account of policyholders		(808)
Transfers to disposal groups	(1,359)	(1,002)
Other	317	6
Ending balance	€ 122,168	€ 120,929